Recapitalization (Details) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended				0 Months Ended											12 Months Ended									0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011		Dec. 31, 2012	Dec. 31, 2013 Series A-1 financing Former operating company	May 17, 2011 Series A-1 financing Former operating company	Dec. 31, 2013 Series A-1 financing Former operating company Stage II and Stage III	Dec. 14, 2011 Series A-1 financing Former operating company Stage II and Stage III	Dec. 31, 2011 Series A-1	May 17, 2011 Series A-1	Dec. 14, 2011 Series A-1 Series A-1 financing Stage III	May 17, 2011 Series A-1 Series A-1 financing Stage I	Nov. 18, 2011 Series A-1 Series A-1 financing Stage II	May 17, 2011 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2013 Series A-1 Series A-1 financing Former operating company	Dec. 31, 2013 Series A-1 Series A-1 financing Former operating company Stage II and Stage III	Dec. 14, 2011 Series A-1 Series A-1 financing Former operating company Stage II and Stage III	Dec. 31, 2011 Series A-2	Dec. 31, 2011 Series A-3	Dec. 31, 2011 Series A-4	Dec. 31, 2011 Series A-5	Dec. 31, 2011 Additional paid-in-capital		Dec. 31, 2011 Accumulated Deficit		Dec. 31, 2011 Series A Convertible Preferred Stock		Dec. 31, 2011 Series C Convertible Preferred Stock		May 17, 2011 Forced Conversion	May 17, 2011 Forced Conversion Common Stock	May 17, 2011 Forced Conversion Series A Convertible Preferred Stock	May 17, 2011 Forced Conversion Series B Convertible Preferred Stock	May 17, 2011 Forced Conversion Series C Convertible Preferred Stock	May 17, 2011 Recapitalization Series A Convertible Preferred Stock	May 17, 2011 Recapitalization Series A Convertible Preferred Stock Series A-4	May 17, 2011 Recapitalization Series B Convertible Preferred Stock	May 17, 2011 Recapitalization Series B Convertible Preferred Stock Series A-3	May 17, 2011 Recapitalization Series C Convertible Preferred Stock	May 17, 2011 Recapitalization Series C Convertible Preferred Stock Series A-2
Recapitalization
Preferred Stock conversion ratio (in shares)											0.1																				0.2
Number of shares converted																																	21,661	177,697	314,496	40,003		1,422,300		9,832,133
Number of shares issued upon conversion																																45,070					40,003		1,422,300		9,832,133
Additional shares issued in exchange for additional investment															1,327,506
Net proceeds from issuance of preferred stock (in dollars)	$ 27,368,000	$ 42,870,000	$ 62,116,000									$ 21,000,000	$ 20,300,000	$ 21,000,000
Number of shares issued										939,612		263,180	2,631,845	263,178					983,208	142,227	3,998	6,443
Preferred stock outstanding (in shares)										939,612									983,208	142,227	3,998	6,443
Difference between the fair value of the new shares of Preferred Stock issued in the exchange and the carrying value of the Old Preferred Stock shares			60,937,000
Recapitalization amount allocated			60,981,000	[1]																			8,269,000	[1]	52,712,000	[1]	(60,000)	[1]	(108,425,000)	[1]
Number of shares that can be purchased for warrants issued															818			1,636
Exercise price of warrants (in dollars per unit)							$ 81.42		$ 81.42									$ 81.42
Conversion price per share (in dollars per share)						$ 17.390										$ 17.390	$ 17.390
Fair value of warrants issued (in dollars)	$ 4,550,000	$ 1,945,000			$ 830,000		$ 35,000		$ 68,000
Expiration term of warrants								5 years

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in note 4.